Equity - Summary of Issued Capital (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) ₩ / shares shares	Dec. 31, 2022 KRW (₩) ₩ / shares shares		Dec. 31, 2023 USD ($) shares	Jan. 01, 2022 KRW (₩)	[1]	Dec. 31, 2021 shares
Type of share
Number of authorized shares	1,000,000,000			1,000,000,000
Share capital	₩ 2,090,558	₩ 2,090,558	[1]	$ 1,619,370	₩ 2,090,558
Ordinary shares
Type of share
Number of authorized shares	1,000,000,000	1,000,000,000		1,000,000,000
Par value per share | ₩ / shares	₩ 5,000	₩ 5,000
Number of issued shares	403,511,072	408,897,068		403,511,072			415,807,920
Share capital | ₩	₩ 2,090,558	₩ 2,090,558
Reconciliation of number of shares outstanding [abstract]
Beginning	389,634,335	389,634,335
Changes in number of shares outstanding [abstract]
Increase	0	0
Decrease	(10,970,510)	0
Ending	378,663,825	389,634,335

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.